Income Taxes	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
As discussed in Note 1, the Partnership was converted into a limited liability company on October 12, 2016 and the membership interests in the limited liability company were contributed to the Company. As a result, the Company will file a consolidated return for the period October 12, 2016 through December 31, 2016. Prior to the conversion, the Partnership, other than Lodging, was not subject to corporate income taxes.

The components of income tax expense (benefit) attributable to the Company for the three months ended March 31, 2017 and 2016, are as follows:

	Three Months Ended March 31,
	2017	2016
U.S. deferred income tax benefit	$(3,685,381)	$—
Foreign current income tax expense	585,467	894,360
Foreign deferred income tax benefit	(6,151)	—
Total	$(3,106,065)	$894,360

A reconciliation of the statutory federal income tax amount to the recorded expense is as follows:

	Three Months Ended March 31,
	2017	2016
Loss before income taxes	$(8,087,344)	$(22,470,609)
Statutory income tax rate	35%	35%
Expected income tax benefit	(2,830,570)	(7,864,713)
Non-taxable entity	15,667	9,042,878
Other permanent differences	14,063	6,793
State tax benefit	(452,372)	(2,055)
Foreign tax credit	(698,289)	—
Foreign earnings not in book income	1,046,248	—
Foreign income tax rate differential	(174,511)	(270,813)
Other	(26,301)	(17,730)
Total	$(3,106,065)	$894,360

Deferred tax assets and liabilities attributable to the Company consisted of the following:

	March 31,	December 31,
	2017	2016
Deferred tax assets:
Allowance for doubtful accounts	$1,891,392	$1,892,761
Net operating loss carryforward	2,280,696	—
Deferred stock compensation	1,697,536	1,686,671
Accrued liabilities	601,449	746,132
Other	1,765,362	1,785,999
Deferred tax assets	8,236,435	6,111,563

Deferred tax liabilities:
Property and equipment	$(40,901,822)	$(42,525,793)
Intangible assets	(6,890,355)	(7,662,590)
Unrepatriated foreign earnings	(4,244,437)	(3,451,110)
Other	(80,833)	(142,859)
Deferred tax liabilities	(52,117,447)	(53,782,352)
Net deferred tax liability	$(43,881,012)	$(47,670,789)

Reflected in accompanying balance sheet as:
Deferred income taxes	$(43,881,012)	$(47,670,789)